Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance	$ 3,772	$ 3,943
Charge-offs	(569)	(1,330)
Recoveries	68	22
Provision	1,037	1,137
Ending balance	4,308	3,772
Commercial [Member]
Allowance for loan losses:
Beginning balance	2,774	3,147
Charge-offs	(383)	(1,084)
Recoveries	46
Provision	694	711
Ending balance	3,131	2,774
Commercial Mortgage [Member]
Allowance for loan losses:
Beginning balance	374	389
Charge-offs	(84)	(132)
Recoveries	2
Provision	109	117
Ending balance	401	374
Mortgage Warehouse [Member]
Allowance for loan losses:
Beginning balance	393	139
Charge-offs
Recoveries
Provision	208	254
Ending balance	601	393
Residential Construction [Member]
Allowance for loan losses:
Beginning balance	3	17
Charge-offs
Recoveries
Provision	(1)	(14)
Ending balance	2	3
Indirect Auto [Member]
Allowance for loan losses:
Beginning balance	19	28
Charge-offs	(3)	(14)
Recoveries	4	4
Provision	(13)	1
Ending balance	7	19
Commercial: Home Equity [Member]
Allowance for loan losses:
Beginning balance	119	142
Charge-offs	(35)	(52)
Recoveries	1	2
Provision	45	27
Ending balance	130	119
Consumer and Other [Member]
Allowance for loan losses:
Beginning balance	90	81
Charge-offs	(64)	(48)
Recoveries	15	16
Provision	(5)	41
Ending balance	36	90
Unallocated [Member]
Allowance for loan losses:
Beginning balance
Charge-offs
Recoveries
Provision
Ending balance